Share capital and other reserves - Allotted, called up and fully paid shares (Details)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) shares
Disclosure of classes of share capital [line items]
Number of shares allotted, called up and fully paid shares		209,135,382	104,832
Issued capital | £		£ 15,804	£ 1.05
Number of shares authorised for future allotment		90,449,562
Vertical Aerospace Group Ltd
Disclosure of classes of share capital [line items]
Percentage of shares acquired		100.00%
Number of shares acquired		146,749
Number of shares issued		177,762,797
Number of warrants issued		12,768,600
A ordinary
Disclosure of classes of share capital [line items]
Par value per share | £ / shares		£ 0.00001
Number of shares allotted, called up and fully paid shares			100,000
Issued capital | £			£ 1.00
B ordinary
Disclosure of classes of share capital [line items]
Par value per share | £ / shares		£ 0.00001
Number of shares allotted, called up and fully paid shares			4,832
Issued capital | £			£ 0.05
Ordinary Share
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Number of shares allotted, called up and fully paid shares		209,135,382
Issued capital | £		£ 15,804